DISCONTINUED OPERATIONS - Schedule of Discontinued Operations (Details) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011
Assets:
Assets of discontinued operations			$ 61,050				$ 1,037,054	$ 61,050
Liabilities:
Accounts payables and accrued expenses	746,331		821,111	746,331		746,331	56,479	821,111
Liabilities of discontinued operations			21,622				44,850	21,622
Operating and other non-operating expenses	12,061,036	513,564	9,885,750	21,782,155	978,228	31,667,905	751,265	12,236,753
Loss from discontinued operations	(124)	(1,681,780)	852,665	(50,298)	(2,505,478)	802,367	(1,271,232)	(3,088,373)
Discontinued Operations
Assets:
Accounts receivable, net			44,300					44,300
Notes and loan receivable			16,750					16,750
Assets of discontinued operations			61,050					61,050
Liabilities:
Accounts payables and accrued expenses			21,622					21,622
Liabilities of discontinued operations			21,622					21,622
Revenues		214,584			327,336
Cost of sales		135,332			194,391
Gross profit		79,252			132,945
Operating and other non-operating expenses	(124)	(1,761,032)		(50,298)	(2,638,423)
Loss from discontinued operations	$ (124)	$ (1,681,780)		$ (50,298)	$ (2,505,478)